Fees and commissions income (Tables)	12 Months Ended
Mar. 31, 2011
Other Income and Other Expense Disclosure

Details of Fees and commissions income for the fiscal years ended March 31, 2009, 2010 and 2011 are as follows:

	2009	2010	2011
	(in millions of yen)
Securities-related business	57,453	115,239	125,534
Remittance business	111,317	105,366	105,314
Deposits, debentures and lending business	110,171	94,547	95,209
Trust fees	55,891	49,101	47,201
Fees for other customer services	225,707	222,155	208,842

Total	560,539	586,408	582,100